Material Cybersecurity Incident Disclosure	6 Months Ended
Jul. 14, 2026
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Nature [Text Block]
The Company's system review and technical remediation activities have been completed, and the Company's systems have been cleared and based on its investigation to date, confirmed to be free of unauthorized access. The Company's production environment and core systems have not been impacted. The Company's business operations continue as normal, without disruption or impact on our operations.

As the Company's investigation progressed, and while the precise scope and complete contents of the exfiltrated information are still under investigation, findings have emerged indicating that such exfiltrated information includes a copy of a backup of scanned documents,  additional business-related information, and mainly back up of payment transaction records which does not include sensitive payment authentication data (such as cardholder names, CVV values or ID information), as such information is generally not retained within the Company's systems. In addition, a significant portion of the transactions were conducted using digital wallets, such as Apple Pay and Google Pay, in which the payment credentials consist of single-use tokens that have no value if disclosed. Based on its investigation to date, the Company confirms that all customer safeguarded funds were untouched and that no unauthorized access to those accounts occurred.

The Company's Board of Directors has resolved not to comply with criminal extortion demands. The Board believes that complying with such demands would not be consistent with the long-term best interests of the Company's customers, partners, employees and shareholders.

The Company has incurred, and may continue to incur, costs related to responding to, remediating, and investigating this attack. The full financial impact—including insurance or indemnification offsets and any effect on customer behavior—is not yet determined, but the Company does not currently expect a material effect on its financial condition or results of operations.

The Company continues to cooperate fully and closely with the relevant law enforcement authorities, which continue to conduct an intensive investigation into the incident and those responsible.

Material Cybersecurity Incident Scope [Text Block]
As the Company's investigation progressed, and while the precise scope and complete contents of the exfiltrated information are still under investigation, findings have emerged indicating that such exfiltrated information includes a copy of a backup of scanned documents,  additional business-related information, and mainly back up of payment transaction records which does not include sensitive payment authentication data (such as cardholder names, CVV values or ID information), as such information is generally not retained within the Company's systems. In addition, a significant portion of the transactions were conducted using digital wallets, such as Apple Pay and Google Pay, in which the payment credentials consist of single-use tokens that have no value if disclosed. Based on its investigation to date, the Company confirms that all customer safeguarded funds were untouched and that no unauthorized access to those accounts occurred.

Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]	The Company's production environment and core systems have not been impacted. The Company's business operations continue as normal, without disruption or impact on our operations.
Material Cybersecurity Incident Information Not Available or Undetermined [Text Block]
The Company has incurred, and may continue to incur, costs related to responding to, remediating, and investigating this attack. The full financial impact—including insurance or indemnification offsets and any effect on customer behavior—is not yet determined, but the Company does not currently expect a material effect on its financial condition or results of operations.